RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Loan transactions
During 2021, the Company issued convertible promissory notes to certain related parties amounting to $48.1 million at an interest rate of 10% per annum with a maturity date three years from date of issuance. The notes along with all accrued but unpaid interest is convertible at the option of the lender into shares of common stock of the Company at a conversion price of $18.00 per share until the maturity date of such notes. On March 31, 2024, the Company entered into an agreement with the lender to convert $2.0 million of the outstanding loan into 111,111 shares of the Company's common stock. On May 2, 2024, the remaining $46.1 million was converted into 2,561,111 shares of the Company’s common stock. See Note 11 - Debt Obligations for details.
In December 2020, the Company had issued convertible promissory notes to a shareholder of the Company in the principal amount of $5.0 million, at an interest rate of 9.5% per annum. In consideration for making such loan, the Company agreed to extend the expiration dates until December 31, 2025 for an aggregate total of 1,807,847 warrants to purchase Company common stock previously issued. The outstanding principal was $5.0 million at December 31, 2024 and $53.1 million at December 31, 2023. The outstanding interest was $0.2 million and $2.5 million at December 31, 2024 and 2023, respectively.
Financial consulting, placement and professional fees
The Company enters into agreements with companies affiliated with certain shareholders, directors, and executive officers of the Company, to provide consulting services to the Company in exchange for compensation. During the years ended December 31, 2024, 2023 and 2022 the Company paid $1.2 million, $2.0 million and $1.8 million, respectively for certain consulting services. In addition, the Company paid an advisory fee of $4.3 million to a related party in connection with the 2029 Senior Secured Term Loan, which was recorded as debt discount and is being amortized over the term of the loan. The Company issued 137,500 and 750,000 warrants to a related party during the period ended December 31, 2024 and 2023, respectively for certain stockholder services to be rendered which warrants vest upon the completion of the agreed upon services.
Private placement sales of stock and warrants
During the year ended December 31, 2024, the Company issued 275,610 shares of common stock with 27,561 warrants to purchase shares of common stock for total proceeds of $5.7 million in a private placement transaction to a related party. The warrants to purchase shares of common stock have an exercise price equal to $20.50 per share and expiration date of three years from the date of issuance. There were no purchases of warrants to purchase common stock by related parties during the year ended December 31, 2024.
During 2023, the Company issued 638,049 shares of common stock and 63,805 warrants to purchase common stock at an exercise price of $20.50 per share for $13.1 million to related parties and their affiliates. There were no purchases of common stock or warrants to purchase common stock by related parties during the year ended December 31, 2022.
RELATED PARTY TRANSACTIONS
Loan transactions
During 2021, the Company issued convertible promissory notes to certain related parties amounting to $48.1 million at an interest rate of 10% per annum with a maturity date three years from date of issuance. The notes along with all accrued but unpaid interest is convertible at the option of the lender into shares of common stock of the Company at a conversion price of $18.00 per share until the maturity date of such notes. On March 31, 2024, the Company entered into an agreement with the lender to convert $2.0 million of the outstanding loan into 111,111 shares of the Company’s common stock. On May 2, 2024, the remaining $46.1 million was converted into 2,561,111 shares of the Company’s common stock. See Note 11 - Debt Obligations.
In December 2020, the Company had issued convertible promissory notes to a shareholder of the Company in the principal amount of $5.0 million, at an interest rate of 9.5% per annum. In consideration for making the loan, the Company agreed to extend the expiration dates until December 31, 2025 for an aggregate total of 1,807,847 warrants to purchase Company common stock previously issued. The outstanding principal was $5.0 million at September 30, 2025 and December 31, 2024. The outstanding interest was $0.1 million and $0.2 million at September 30, 2025 and December 31, 2024, respectively.
Financial consulting, placement and professional fees
The Company has entered into agreements with companies affiliated with certain shareholders, directors, and executive officers of the Company, to provide consulting services to the Company in exchange for compensation. During the nine months ended September 30, 2025 and 2024, the Company paid $2.7 million and $1.1 million, respectively, for certain consulting services. In addition, during the nine months ended September 2024, the Company paid an advisory fee of $4.3 million to a company affiliated with a director in connection with the 2029 Senior Secured Term Loan, which was recorded as debt discount which was amortized over the term of the loan. The Company issued 137,500 warrants to a related party during the nine months ended September 30, 2024 for certain stockholder services to be rendered which warrants vest upon the completion of the agreed upon services. There were no warrants issued to related parties during the nine months ended September 30, 2025.
Private placement sales of stock and warrants
During the period ended September 30, 2024, the Company issued 275,610 shares of common stock with 27,561 warrants to purchase shares of common stock for total proceeds of $5.7 million in a private placement transaction to a related party. The warrants to purchase shares of common stock have an exercise price equal to $20.50 per share and expiration date of three years from the date of issuance. There were no purchases of common stock or warrants to purchase common stock by related parties during the nine months ended September 30, 2025.